Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill.
Balances at beginning of the year	$ 1,578,994	$ 1,631,771	$ 1,631,094
Foreign currency effects	71,722	(52,777)	677
Balances at end of year	$ 1,650,716	$ 1,578,994	$ 1,631,771